Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable — trade	₩ (33,410)	₩ (211,712)	₩ 175,841
Accounts receivable — other	(50,003)	48,399	319,913
Accrued income		151
Advanced payments	(945)	(12,204)	13,393
Prepaid expenses	112,270	(680,925)	(3,597)
Inventories	(7,219)	115,893	(13,429)
Long-term accounts receivable — other	26,027	(56,216)	11,064
Contract assets	1,528	(68,805)	9,161
Guarantee deposits	26,122	6,392	(258)
Accounts payable — trade	3,023	(23,607)	(58,487)
Accounts payable — other	311,737	167,595	(271,128)
Withholdings	33,348	(31,545)	129,492
Contract liabilities	35,426	33,574	11,328
Deposits received	(1,028)	(3,112)	(333)
Accrued expenses	61,848	116,949	(102,246)
Provisions	(30,773)	(36,478)	(4,298)
Long-term provisions	(548)	(1,699)	1,193
Plan assets	(145,214)	(130,790)	(123,075)
Retirement benefit payment	(76,987)	(84,098)	(63,957)
Others	37,256	(3,892)	(4,628)
Changes in assets and liabilities from operating activities	₩ 302,458	₩ (856,130)	₩ 25,949